Capital Leases (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Lease expiration date					Sep. 30, 2016
Equipment cost	$ 66,272		$ 66,272		$ 53,112	$ 53,112
Interest charged in capital lease	310	$ 182	953	$ 606	767	241
Depreciation	36,666	24,114	$ 87,673	70,072	$ 96,007	89,168
Minimum future lease payments, Term			4 years
Interest rate charged on capital leases					2.25%
Purchase option on capital lease	1		$ 1		$ 1
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Depreciation					$ 10,622	$ 0
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 3,314	$ 2,656	$ 9,793	$ 7,967
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease expiration date			Sep. 30, 2016
Interest rate charged on capital leases	2.25%		2.25%
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease expiration date			Sep. 30, 2018
Interest rate charged on capital leases	7.428%		7.428%